Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
333-72042    HV-7969 - State of Iowa Retirement Investors Club 403(b)
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Supplement dated July 14, 2023 to your Prospectus dated May 1, 2023
This Supplement dated July 14, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the American Funds EuroPacific Growth Fund® – Class R4 shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Foreign Large Growth	American Funds EuroPacific Growth Fund® - Class R4 Adviser: Capital Research and Management Company Subadviser: N/A	0.82%	-23.00%	1.18%	4.94%

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-3-HV4899_7969